Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Investments at Fair Value - 154.24% of Net Assets(4),(5)
Asset Backed Securities - 14.30% of Net Assets
Structured Finance
France
FCT Noria 2023
Class G Note, 14.39% (1M EURIBOR + 12.50%, due 10/25/2040)(6),(7),(8)	10/01/2023	1,205,603	$1,278,124	$1,311,978
United States
Carmax Select Receivables Trust 2025-B
Class R Note (effective yield 24.22%, maturity 9/15/2032)(8)	9/17/2025	1,612	1,139,845	1,116,138
Carvana Auto Receivables Trust 2024-P4
Class R Note (effective yield 16.53%, maturity 12/10/2032)(8)	12/10/2024	2,937	1,159,922	1,115,996
Carvana Auto Receivables Trust 2025-N1
Class EX5 Note (effective yield 28.07%, maturity 8/10/2032)(8)	2/11/2025	3,571	956,050	948,014
Carvana Auto Receivables Trust 2025-P3
Class R Note (effective yield 16.23%, maturity 9/12/2033)(8)	9/16/2025	4,850	3,267,020	3,249,625
PenFed Auto Receivables Owner Trust 2025-A
Class R Note (effective yield 15.05%, maturity 10/17/2033)(8)	9/11/2025	5,250	763,191	766,389
VCP RRL ABS IV LLC
Class C Note, 11.28% (3M SOFR + 7.40%, due 4/20/2035)(6),(8)	2/04/2025	2,090,977	2,090,977	2,091,576
Total United States			9,377,005	9,287,738
Total Asset Backed Securities			10,655,129	10,599,716

Collateralized Fund Obligation Equity - 9.81% of Net Assets
Structured Finance
United States
ALP CFO 2024, L.P.
Subordinated Note (effective yield 38.50%, maturity 10/15/2036)(7),(8),(9)	10/21/2024	$2,036,000	2,036,000	1,922,855
ALP CFO 2025, L.P.
Subordinated Note (effective yield 39.04%, maturity 7/15/2037)(7),(8),(9)	7/30/2025	3,250,000	3,250,000	3,252,635
Coller Private Equity Backed Notes & Loans II-A L.P.
Preferred Equity (effective yield 21.86%, maturity 4/30/2037)(7),(8),(9)	7/21/2025	1,832,130	1,832,129	1,723,045
Glendower Capital Secondaries CFO, LLC
Subordinated Loan (effective yield 44.85%, maturity 7/13/2038)(7),(8),(9)	10/01/2023	415,896	434,406	378,320
Total Collateralized Fund Obligation Equity			7,552,535	7,276,855

Collateralized Loan Obligation Debt - 2.05% of Net Assets
Structured Finance
United States
Allegany Park CLO, Ltd.
Secured Note - Class E-R-R, 10.28% (3M SOFR + 6.40%, due 1/20/2035)(6),(8)	11/13/2025	150,000	146,897	145,631
KKR CLO 16 Ltd.
Secured Note - Class D-R2, 11.26% (3M SOFR + 7.37%, due 1/20/2032)(6),(8)	10/01/2023	1,200,000	1,120,586	1,151,473
RAD CLO 21, Ltd.
Secured Note - Class E-1R, 8.76% (3M SOFR + 4.90%, due 1/25/2037)(6),(8)	11/07/2025	225,000	219,975	223,580
Total Collateralized Loan Obligation Debt			1,487,458	1,520,684

Collateralized Loan Obligation Equity - 26.42% of Net Assets
Structured Finance
European Union – Various
Aqueduct European CLO 5-2020 DAC
Class M-1 Note (effective yield 6.61%, maturity 4/20/2034)(7),(8),(9),(10)	12/27/2024	962,000	637,388	606,622
Aqueduct European CLO 5-2020 DAC
Class M-2 Note (effective yield 6.61%, maturity 4/20/2034)(7),(8),(9),(10),(11)	12/27/2024	973,000	698,146	626,510
Aurium CLO XIII DAC
Subordinated Note (effective yield 10.94%, maturity 4/15/2038)(7),(8),(9),(10)	1/30/2025	905,000	881,848	918,056

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity - 26.42% of Net Assets (continued)
Structured Finance (continued)
European Union - Various (continued)
Avoca CLO XXXI DAC
Subordinated Note (effective yield 9.68%, maturity 7/15/2038)(7),(8),(9),(10)	2/12/2025 $	820,000	$683,495	$664,885
Blackrock European CLO XV DAC
Subordinated Note (effective yield 8.11%, maturity 1/28/2038)(7),(8),(9),(10)	11/29/2024	810,000	772,865	743,247
Dryden 125 Euro Clo 2024 DAC
Subordinated Note (effective yield 16.11%, maturity 11/18/2038)(7),(8),(9),(10),(11)	10/03/2025	1,280,000	1,254,931	1,345,527
Henley CLO XI DAC
Subordinated Note (effective yield 13.85%, maturity 4/25/2039)(7),(8),(9),(10)	2/10/2025	430,000	425,617	494,628
OCP Euro CLO 2022-6 DAC
Subordinated Note (effective yield 15.25%, maturity 1/20/2033)(7),(8),(9),(10)	4/23/2024	625,000	513,412	573,360
Sculptor European CLO XII DAC
Subordinated Note (effective yield 15.30%, maturity 1/15/2038)(7),(8),(9),(10)	11/27/2024	1,395,000	1,151,210	1,200,377
Total European Union - Various			7,018,912	7,173,212
United States
AMMC CLO 28, Limited
Subordinated Note (effective yield 14.12%, maturity 7/20/2037)(7),(8),(9)	1/28/2025	3,375,000	2,537,828	2,194,837
Ares LXV CLO LTD.
Subordinated Note (effective yield 17.83%, maturity 7/25/2034)(7),(8),(9)	4/16/2024	1,075,000	667,600	492,896
Ares LXIX CLO Ltd.
Income Note (effective yield 15.09%, maturity 4/15/2037)(7),(8),(9),(11)	1/31/2024	2,625,000	1,617,146	1,247,335
Ares LXXVI CLO Ltd.
Income Note (effective yield 16.30%, maturity 5/27/2038)(7),(8),(9),(11)	4/14/2025	2,100,000	1,451,690	1,458,786
Bowling Green Park CLO, LLC
Subordinated Note (effective yield 13.43%, maturity 4/18/2035)(7),(8),(9)	2/15/2024	1,075,000	707,211	581,201
CIFC Funding 2017-V Ltd
Subordinated Note (effective yield 7.49%, maturity 7/17/2037)(7),(8),(9)	10/30/2024	1,000,000	450,891	302,778
CIFC Funding 2025-V, Ltd.
Income Note (effective yield 13.70%, maturity 10/15/2055)(7),(8),(9),(11)	7/30/2025	3,425,000	2,790,498	2,537,175
Dryden 90 CLO, Ltd.
Subordinated Note (effective yield 12.16%, maturity 2/20/2035)(7),(8),(9),(11)	4/09/2024	1,450,000	1,291,837	968,685
Madison Park Funding XL-R, Ltd.
Income Note (effective yield 14.06%, maturity 10/16/2038)(7),(8),(9)	9/05/2025	2,000,000	1,900,000	1,587,008
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.
Subordinated Note (effective yield 21.44%, maturity 7/20/2036)(7),(8),(9)	2/21/2024	2,100,000	1,078,772	1,041,537
Total United States			14,493,473	12,412,238
Total Collateralized Loan Obligation Equity			21,512,385	19,585,450

Equity Securities - 3.15% of Net Assets
Entertainment
United States
SI Tickets, Inc.
Common Equity(7),(8),(12)	8/25/2025	80,000	235,200	236,800
Financial Services
United States
Delta Financial Holdings LLC
Common Equity(7),(8),(12),(13)	10/01/2023	0	115	115
Delta Leasing SPV III, LLC
Common Equity(7),(8),(12),(13)	10/01/2023	4	2	124,859
Franklin BSP Realty Trust, Inc.
Common Equity	9/17/2025	46,710	497,138	487,653
Horizon Technology Finance Corporation
Common Equity	11/12/2025	460	3,275	2,916

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Equity Securities - 3.15% of Net Assets (continued)
Financial Services (continued)
United States (continued)
Opal SPV LLC
Common Equity(7),(8)	2/25/2025	620	$458,733	$357,492
Trinity Capital Inc
Common Equity	4/07/2025	74,896	1,029,101	1,125,687
Total Financial Services			1,988,364	2,098,722
Total Equity Securities			2,223,564	2,335,522

Loan Accumulation Facilities - 6.61% of Net Assets
Structured Finance
European Union - Various
Steamboat LX Ltd.
Loan Accumulation Facility(7),(8),(10),(14)	10/22/2025	$1,260,250	1,466,385	1,489,268
United States
Steamboat LVI Ltd.
Loan Accumulation Facility(7),(8),(14)	5/27/2025	1,151,750	1,151,750	1,157,905
Steamboat LIX Ltd.
Loan Accumulation Facility(7),(8),(14)	6/23/2025	1,681,375	1,681,375	1,702,423
Steamboat LXII Ltd.
Loan Accumulation Facility(7),(8),(14)	10/08/2025	253,375	253,375	251,865
Steamboat LXIII Ltd.
Loan Accumulation Facility(7),(8),(14)	12/17/2025	302,500	302,500	302,500
Total United States			3,389,000	3,414,693
Total Loan Accumulation Facilities			4,855,385	4,903,961

Loans and Notes - 42.19% of Net Assets
Entertainment
United States
SI Tickets, Inc.
Senior Secured Loan, 10.00% (due 8/30/2026)(7),(8),(15)	11/12/2025	182,357	182,357	185,458
SI Tickets, Inc.
Senior Secured Loan, 10.00% (CD 1M SOFR + 5.75%, due 8/28/2028)(6),(7),(8)	8/25/2025	1,150,813	930,630	1,105,931
SI Tickets, Inc.
Senior Secured Loan, 10.00% (CD 1M SOFR + 5.75%, due 8/28/2028)(6),(7),(8)	8/25/2025	860,599	823,197	827,035
Total Entertainment			1,936,184	2,118,424
Financial Services
European Union – Various
Delta Leasing SPV III, LLC
Senior Secured Note, 13.00% (due 7/18/2030)(7),(8),(10),(13),(15),(16)	10/01/2023	2,399,006	2,399,238	2,399,318
Singapore
FinAccel Pte Ltd
Senior Secured Class C Note, 15.00% (due 6/30/2026)(7),(8),(15)	10/01/2023	1,491,335	1,503,773	1,501,774
United States
B. Riley Financial, Inc.
Senior Unsecured Note, 5.50% (due 3/21/2026)(15)	8/14/2025	17,607	421,249	430,403
BSD Capital Inc.
Senior Unsecured Note, 6.62% (3M SOFR + 2.66%, due 10/31/2027)(6),(7),(8)	1/16/2025	1,341,000	1,181,313	1,227,015
Horizon Technology Finance Corporation
Convertible Senior Unsecured Notes, 5.50% (due 9/4/2030)(7),(8),(15)	9/04/2025	785,720	722,557	758,613
Opal SPV LLC
Senior Secured Term Loan, 14.00% (due 2/4/2030)(7),(8),(15)	2/14/2025	3,386,655	2,979,084	3,122,496
Pasadena Private Lending, Inc.
Senior Secured Loan, 13.44% (3M SOFR + 9.75%, due 1/31/2031)(6),(7),(8)	12/18/2025	489,500	465,113	465,025

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Loans and Notes - 42.19% of Net Assets (continued)
Financial Services (continued)
United States (continued)
Ready Capital Corporation
Senior Unsecured Note, 5.50% (due 12/30/2028)(8),(15)	12/19/2025 $	400,000	$316,611	$315,218
Ready Capital Corporation
Senior Unsecured Note, 9.00% (due 12/15/2029)(15)	12/03/2024	15,683	392,038	329,500
Ready Term Holdings, LLC
Senior Secured Loan, 9.34% (3M SOFR + 5.5%, due 4/12/2029)(6),(7),(8)	4/10/2024	2,250,000	2,209,733	2,087,775
Total United States			8,687,698	8,736,045
Total Financial Services			12,590,709	12,637,137
Infrastructure
United States
Cross Trails Energy Storage Project, LLC
Senior Secured Loan, 10.20% (6M SOFR + 6.00%, due 7/23/2032)(6),(7),(8)	7/28/2025	2,806,244	2,772,777	2,772,750
Heritage Energy Holdings, LLC
Senior Secured Loan(7),(8)	12/31/2025	1,710,000	1,675,800	1,675,800
Integrated Modular Data Centers, LLC
Senior Secured Loan, 11.00% (due 10/19/2026)(7),(8),(15)	9/22/2025	488,797	488,797	493,196
Nexus Apex Holdings, LLC
Senior Secured Loan, 14.67% (3M SOFR + 11%, due 12/4/2027)(6),(7),(8)	12/01/2025	5,138,560	5,038,388	5,215,639
Total Infrastructure			9,975,762	10,157,385
Manufacturing
European Union - Various
Footprint International Holdco Inc
Senior Secured Term Loan, 14.75% (Prime + 7.25%, due 3/1/2027)(6),(7),(8),(10)	10/01/2023	496,641	499,661	494,605
United States
Footprint International Holdco Inc
Senior Secured Term Loan C, 14.75% (Prime + 7.25%, due 3/1/2027)(6),(7),(8)	10/01/2023	545,955	546,243	543,716
Total Manufacturing			1,045,904	1,038,321
Municipal
United States
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(7),(8),(15)	4/03/2025	540,541	520,671	535,784
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(7),(8),(15)	4/03/2025	735,135	715,910	728,666
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(7),(8),(15)	4/03/2025	360,360	347,114	357,189
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(7),(8),(15)	4/28/2025	1,693,179	1,693,179	1,678,279
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(7),(8),(15)	4/28/2025	130,245	130,245	129,099
Total Municipal			3,407,119	3,429,017
Structured Finance
United States
CVC Structured Solutions 2, LLC
Senior Secured Collateralized Fund Obligation Debt, Class C Loan, 12.43% (US CMT 5Y + 8.75%, due 9/3/2040)(6),(7),(8)	9/02/2025	82,450	71,269	83,906
Dawson Rated Fund 6-R2 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 12.68% (US CMT 3Y 5Y AVG + 9.15%, due 12/15/2034)(6),(7),(8)	11/20/2024	1,159,147	1,159,147	1,216,735

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Loans and Notes - 42.19% of Net Assets (continued)
Structured Finance (continued)
United States (continued)
Glendower Capital Secondaries CFO, LLC
Senior Secured Collateralized Fund Obligation Debt, Class B Loan, 11.50% (due 7/13/2038)(7),(8),(15)	10/01/2023	$398,429	$397,812	$409,392
Glendower Capital Secondaries CFO, LLC
Senior Secured Collateralized Fund Obligation Debt, Class C Loan, 14.50% (due 7/13/2038)(7),(8),(15)	10/01/2023	182,440	182,084	188,918
Total Structured Finance			1,810,312	1,898,951
Total Loans and Notes			30,765,990	31,279,235

Partnership Interests - 5.05% of Net Assets
Healthcare
United States
Frazier Healthcare Credit SPV II, L.P.
Partnership Interest(7),(8)	11/25/2024	1,865,625	1,865,625	2,269,066
Infrastructure
United States
Calistoga 2025 I LLC
Partnership Interest(7),(8)	6/23/2025	1,181,338	1,181,338	1,324,447
Structured Finance
European Union - Various
ASPF Oceanus Co-Invest (Cayman), L.P.
Partnership Interests (effective yield 13.96%, maturity 1/5/2029)(7),(8),(10)	1/30/2024	179,713	69,613	152,933
Total Partnership Interests			3,116,576	3,746,446

Preferred Stocks - 5.31% of Net Assets
Financial Services
United States
Adamas Trust Inc.
Preferred Stock, Series F, 6.88%(15)	9/17/2025	36,430	811,586	842,116
Arbor Realty Trust Inc.
Preferred Stock, Series F, 6.25%(15)	4/10/2024	56,939	1,170,707	1,265,754
Carlyle Credit Income Fund
Convertible Preferred Stock, Series 2030, 7.50% (due 1/31/2030)(7),(8)	1/29/2025	1,540	1,432,200	1,471,778
Delta Financial Holdings LLC
Preferred Units(7),(8),(13)	10/01/2023	50	50,600	50,590
Pasadena Private Lending, Inc.
Convertible Preferred Stock, Class C-2, 10.00% (due 12/22/2031)(7),(8),(15)	12/18/2025	1,386	60,984	60,984
Pasadena Private Lending, Inc.
Preferred Stock, 10.00% (due 4/20/2031)(7),(8),(15)	10/17/2025	245	245,000	245,000
Total Preferred Stocks			3,771,077	3,936,222

Rated Feeder Fund Equity - 0.38% of Net Assets
Structured Finance
United States
CVC Structured Solutions 2, LLC
Subordinated Loan (effective yield 28.30%, maturity 9/3/2040)(7),(8)	9/02/2025	302,436	302,436	280,855
Total Rated Feeder Fund Equity			302,436	280,855

Regulatory Capital Relief Securities - 38.59% of Net Assets
Banking
European Union - Various
Banco Santander S.A., Ducati
Credit Linked Note, 11.03% (3M EURIBOR + 9.00%, due 6/20/2030)(6),(7),(8),(10)	3/08/2024	439,529	480,690	523,516

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Regulatory Capital Relief Securities - 38.59% of Net Assets (continued)
Banking (continued)
European Union - Various (continued)
BNP Paribas, Echo 1
Credit Linked Note, 10.03% (3M EURIBOR + 8.00%, due 9/26/2031)(6),(7),(8),(10)	9/18/2024	1,036,275	$1,150,944	$1,240,505
Deutsche Bank AG, GATE 2025-1
Credit Linked Note, 11.44% (3M EURIBOR + 9.50%, due 10/25/2035)(6),(7),(8),(10)	4/07/2025	2,900,000	3,166,215	3,412,724
Deutsche Bank AG, TRAFIN 2023-1
Credit Linked Note, 13.75% (CD 3M SOFR + 10.00%, due 6/1/2029)(6),(7),(8),(10)	11/27/2023	1,125,000	1,125,000	1,152,188
FCT Junon 2023
Class AR Note, 9.58% (3M EURIBOR + 7.60%, due 5/9/2033)(6),(7),(8),(10)	3/10/2025	2,500,000	2,708,119	2,953,174
Granville USD Ltd., 2023-1
Class E2 Note, 14.01% (1D US SOFR + 9.75%, due 7/31/2031)(6),(7),(8),(10)	10/01/2023	1,700,000	1,701,581	1,732,679
Manitoulin USD Ltd., Algonquin Series 2023-1
Class E Note, 14.51% (CD 3M SOFR + 10.25%, due 11/1/2028)(6),(7),(8),(10)	10/16/2023	2,211,010	2,211,010	2,158,311
Pomona Finance Limited
Credit Linked Note, 17.79% (ESTR + 15.00%, due 9/29/2033)(6),(7),(8),(10)	10/01/2023	1,794,809	1,891,876	2,117,530
Standard Chartered Bank, Chakra 9
Class B Note, 15.07% (CD 3M SOFR + 10.75%, due 4/19/2033)(6),(7),(8),(10)	4/05/2024	744,000	744,000	767,326
Total European Union - Various			15,179,435	16,057,953
France
BNP Paribas, Marianne
Credit Linked Note, 11.53% (3M EURIBOR + 9.50%, due 10/12/2032)(6),(7),(8)	10/01/2023	847,082	895,577	1,004,673
Ireland
Setanta Finance 2024 DAC
Class B Note, 9.73% (3M EURIBOR + 7.75%, due 1/28/2033)(6),(7),(8)	11/08/2024	1,742,151	1,867,417	2,053,550
Italy
Cassini SPV S.r.l.
Credit Linked Note, 9.98% (3M EURIBOR + 8.00%, due 8/8/2036)(6),(7),(8)	6/26/2025	1,171,137	1,370,986	1,377,466
Gregory SPV S.r.l
Credit Linked Note, 9.77% (3M EURIBOR + 7.75%, due 9/30/2045)(6),(7),(8)	3/24/2025	2,865,681	3,095,524	3,374,031
Total Italy			4,466,510	4,751,497
United States
BNP Paribas, Broadway 1
Credit Linked Note, 12.21% (CD 3M SOFR + 8.00%, due 4/12/2031)(6),(7),(8)	3/15/2024	626,203	626,203	629,655
Deutsche Bank AG, LOFT 2022-1
Class C Note, 23.35% (CD 3M SOFR + 19.00%, due 2/28/2032)(6),(7),(8)	10/01/2023	2,930,387	2,776,891	3,072,750
Manitoulin USD Ltd.
Guarantee Linked Note, 14.64% (CD 3M SOFR + 10.38%, due 4/20/2034)(6),(7),(8)	9/08/2025	1,038,000	1,038,000	1,040,794
Total United States			4,441,094	4,743,199
Total Regulatory Capital Relief Securities			26,850,033	28,610,872

Warrants - 0.38% of Net Assets
Financial Services
Singapore
FinAccel Pte Ltd
Equity Warrant (Expiration 03/12/2029)(7),(8),(12)	10/01/2023	1,874	35,437	68,330
United States
FinAccel Pte Ltd
Equity Warrant (Expiration 06/30/2030)(7),(8),(12),(16)	10/01/2023	4,342	169,061	215,016

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Warrants - 0.38% of Net Assets (continued)
Total Financial Services			$204,498	$283,346
Manufacturing
United States
Footprint International Holdco Inc
Equity Warrant (Expiration 03/01/2027)(7),(8),(12)	10/01/2023	4,009	3,789	220
Total Warrants			208,287	283,566

Total investments at fair value as of December 31, 2025			113,300,855	114,359,384

Net assets above (below) fair value of investments				(40,217,065)

Net assets as of December 31, 2025				$74,142,319

(1)	Unless otherwise noted, the Trust is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Trust would be presumed to “control” an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial of purchase or the date the investment was acquired by the Trust.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Trust’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	Pursuant to the terms of the credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(7)	Classified as Level III investment.
(8)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of December 31, 2025, the aggregate fair value of these securities is $109.8 million, or 148.07% of the Fund’s net assets.
(9)	Collateralized Loan Obligation (“CLO”) Equity, Collateralized Fund Obligation Equity and certain other investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(10)	Investment principal amount is denominated in EUR.
(11)	Fair value includes the Fund's interest in fee rebates on CLO subordinated and income notes.
(12)	Non-income producing security.
(13)	The following investment is an affiliated investment as defined under the 1940 act, which represents investments in which the Trust owns 5% or more of the outstanding voting securities under common ownership or control.

ISSUER	Investment Description	Fair Value	Fund Commitment	Unfunded Commitment
Delta Leasing SPV III, LLC	Senior Secured Note, 13.00% (due 7/18/2030)	$2,399,318	$2,399,238	$1,043,346
Delta Financial Holdings LLC	Common Units	115	115	–
Delta Financial Holdings LLC	Preferred Units	$50,590	50,600	–
Delta Leasing SPV III, LLC	Common Equity	124,859	2	–
		$2,583,882	$2,449,955	$1,043,346

(14)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(15)	Fixed rate investment.
(16)	As of December 31, 2025, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.

Reference Keys:

CD- Compounded Daily

ESTR- Euro Short-Term Rate

EUR- Euro

EURIBOR- Euro London Interbank Offered Rate

Prime- Prime Lending Rate

SOFR- Secured Overnight Financing Rate

US CMT- U.S. Constant Maturity Treasury Yield

CURRENCY PURCHASED		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value
Unrealized appreciation on forward currency contracts
EUR	125,820	USD	148,086	Barclays Bank PLC	12/30/2025	01/30/2026	$42
							$42
Unrealized depreciation on forward currency contracts
EUR	23,326,807	USD	27,351,835	Barclays Bank PLC	10/30/2025	01/30/2026	$(95,320)
EUR	328,970	USD	383,390	Barclays Bank PLC	11/19/2025	01/30/2026	(3,688)
EUR	450,766	USD	524,398	Barclays Bank PLC	12/02/2025	01/30/2026	(5,989)
EUR	26,750	USD	31,322	Barclays Bank PLC	12/05/2025	01/30/2026	(153)
EUR	170,000	USD	198,361	Barclays Bank PLC	12/10/2025	01/30/2026	(1,667)
							$(106,817)